CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses
General and administrative	$ 1,320,720	$ 1,328,111
External research and development fees	626,092	1,648,350
Share-based payments	892,057	291,272
Depreciation and amortization	127,436	129,690
Total operating expenses	2,966,305	3,397,423
Loss from operations	(2,966,305)	(3,397,423)
Interest income	9,062	(67,216)
Other income	(10,451)	(7,060)
Finance expense, net	22,854	22,168
Accretion and interest expense	13,267	328,448
(Gain) loss on settlement of debt	35,802	(185,130)
Change in fair value of derivative liabilities and warrant liability	6,954,836	3,110,436
Unrealized gain on change in fair value of digital assets	1,244,943	718,827
Realized gain on sale of digital assets	(4,311)	(68,293)
Change in fair value of investments	235,807	0
Loss on issuance of convertible debt	2,285,450	1,490,278
Net loss	(13,753,564)	(8,739,881)
Items that may be subsequently reclassified to loss:
Exchange gain on translation of foreign operations	122,998	(3,492)
Comprehensive loss	(13,630,566)	(8,743,373)
Net loss attributable to:
Equity owners of the Company	(13,560,299)	(8,576,723)
Non-controlling interests	(193,265)	(163,158)
Net loss	$ (13,753,564)	$ (8,739,881)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (3.06)	$ (3.53)
Diluted - continuing operations (in Dollars per share)	$ (3.06)	$ (3.53)
Weighted average number of shares outstanding – basic (in Shares)	4,489,456	2,474,974
Weighted average number of shares outstanding – diluted (in Shares)	4,489,456	2,474,974